LEASES (Schedule of future minimum lease payments) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lessee Disclosure [Abstract]
2026	$ 8,204
2027	9,374
2028	8,260
2029	7,195
2030	8,097
2031 and thereafter	45,300
Total lease payments	86,430
Less imputed interest	(18,955)
Total	$ 67,475